Intangible Assets, Net	12 Months Ended
Mar. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
7 - Intangible Assets, Net
Information related to intangible assets is as follows:

	As of March 31,
	Gross Carrying Amount		Accumulated Amortization		Net Carrying Value		Weighted Average Remaining Life
(in millions except for years)	2024	2023	2024	2023	2024	2023	2024	2023
Patents & licenses	$179	$178	$144	$169	$35	$9	5.6	1.5
Developed technology	157	155	156	151	1	4	0.1	1.1
Customer relationships	2	2	2	2	—	—	—	—
Computer software	329	293	214	168	115	125	2.8	2.7
Intangible assets subject to amortization	667	628	516	490	151	138
Intangible assets under development	1	—	—	—	1	—	—	—
Total intangible assets	$668	$628	$516	$490	$152	$138
Information regarding amortization expense for intangible assets is as follows:

	Fiscal Years Ended March 31,
(in millions)	2024	2023	2022
Cost of sales	$6	$4	$5
Research and development	57	53	50
Selling, general and administrative	23	36	39
Total amortization expense	$86	$93	$94
The Company capitalized $0.0 million, $35.1 million and $11.0 million, and amortized $14.5 million, $22.5 million, and $26.5 million in development costs associated with internal use software in the fiscal years ended March 31, 2024, 2023, and 2022, respectively. There was no impairment of intangible assets for the fiscal years ended March 31, 2024 and 2023. Impairment of intangible assets for the fiscal year ended March 31, 2022 was $5.0 million. The balance of capitalized costs related to internal use software, net of accumulated amortization was $32.3 million and $46.8 million, as of March 31, 2024 and 2023, respectively.
Estimated future amortization of intangible assets subject to amortization is as follows:

(in millions)	As of March 31, 2024
2025	$64
2026	36
2027	26
2028	13
2029	5
2030 and thereafter	7
Total future amortization expense	$151